RETIREMENT PLANS (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended										1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012 Legacy Ecolab 401 (K) Plan	Dec. 31, 2011 Legacy Ecolab 401 (K) Plan	Dec. 31, 2010 Legacy Ecolab 401 (K) Plan	Dec. 31, 2012 Legacy Ecolab 401 (K) Plan All other active employees	Dec. 31, 2012 Legacy Ecolab 401 (K) Plan Active employees	Dec. 31, 2012 Legacy Ecolab 401 (K) Plan Minimum All other active employees	Dec. 31, 2012 Legacy Ecolab 401 (K) Plan Minimum Active employees	Dec. 31, 2012 Legacy Ecolab 401 (K) Plan Maximum All other active employees	Dec. 31, 2012 Legacy Ecolab 401 (K) Plan Maximum Active employees	Dec. 31, 2012 Nalco	Dec. 31, 2011 Nalco Profit Sharing	Dec. 31, 2012 Nalco Profit Sharing	Dec. 31, 2011 Nalco 401 (K) Plan	Dec. 31, 2012 Nalco 401 (K) Plan	Dec. 31, 2012 Nalco 401 (K) Plan Minimum	Dec. 31, 2012 Nalco 401 (K) Plan Maximum
Savings Plan, ESOP and Profit Sharing
Percentage of eligible compensation, matched 100%				4.00%	3.00%	4.00%	3.00%	8.00%	5.00%					4.00%	4.00%	8.00%
Percentage of matching contribution made by company, up to 3% eligible compensation					100.00%
Percentage of matching contribution made by company, up to 4% eligible compensation				100.00%										100.00%
Percentage of matching contribution made by company for employee contributions between 3% and 5%					50.00%
Percentage of matching contribution made by company for employee contributions between 4% and 8%				50.00%										50.00%
Percentage of matching contribution by company vested immediately	100.00%
Employer contribution	$ 26.0	$ 24.0	$ 23.0								$ 2.0	$ 13.0	$ 1.0	$ 17.0
Payable to Trust										$ 14.0